Lease agreements - Accounting policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Jan. 01, 2019 EUR (€)
Disclosure Of Leases [Line Items]
Number of major lease contract categories | item	4
Commercial real estate leases, Term	12 months
Replacement value of leased assets for which exemption has been used, maximum | €	€ 5,000	€ 5,000,000,000
FRANCE
Disclosure Of Leases [Line Items]
Commercial real estate leases, Term	9 years
FRANCE | Bottom of range [member]
Disclosure Of Leases [Line Items]
Commercial real estate leases, Termination option period	3 years
FRANCE | Top of range [member]
Disclosure Of Leases [Line Items]
Commercial real estate leases, Termination option period	6 years